Revenues and Other Operating Income and Expenses - Summary of Revenues (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Recognition of non-refundable upfront payment	€ 3,505	€ 8,440
C-Cathezsales	35	83	€ 3
Other	0	0	0
Total Revenues	€ 3,540	€ 8,523	€ 3